Fair Value of Financial Instruments and Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments	$ 3,102,240	$ 4,140,880
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments